Expense Example	Feb. 01, 2026 USD ($)
Alpha Architect US Equity ETF | Alpha Architect US Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	30
Expense Example, with Redemption, 5 Years	53
Expense Example, with Redemption, 10 Years	121
Alpha Architect US Equity 2 ETF | Alpha Architect US Equity 2 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	30
Alpha Architect US Equity 3 ETF S000097630 | Alpha Architect US Equity 3 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	30
Alpha Architect US Equity 4 ETF | Alpha Architect US Equity 4 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	$ 30